Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2014
Investment in Affiliates	Investment in affiliates at March 31, 2013 and 2014 consists of the following:

	Millions of yen
	2013	2014
Shares	¥316,790	¥305,420
Loans	9,942	8,880

	¥326,732	¥314,300

Combined and Condensed Information Related to Affiliates

Combined and condensed information relating to the affiliates for fiscal 2012, 2013 and 2014 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2012	2013	2014
Operations:
Total revenues	¥945,635	¥827,740	¥1,076,506
Income before income taxes	74,223	97,301	136,760
Net income	51,940	64,699	90,262

Financial position:
Total assets	¥4,561,537	¥5,237,184	¥5,710,165
Total liabilities	3,508,038	4,031,673	4,560,504
Total equity	1,053,499	1,205,511	1,149,661